Consolidated Statement of Shareholders' Equity (USD $) In Thousands, except Share data	Total	Manager Shares	Common Shares	Additional Paid-in Capital	Retained Earnings (Deficit)	Accumulated Other Comprehensive Loss, net	Total Comprehensive Income (Loss)
Beginning balance at Dec. 31, 2008	$ 389,413	$ 0	$ 32	$ 499,882	$ (16,584)	$ (93,917)
Beginning balance, shares at Dec. 31, 2008		100	32,488,911
Dividends to shareholders	(24,665)				(24,665)
Shares repurchased, shares			(2,208,963)
Shares repurchased	(9,066)		(2)	(9,064)
Net income	89,093				89,093		89,093
Net change in the fair value of derivatives, net of deferred tax liability of $5,710, $1,840 and $470 for the years ended Dec 31 2009, 2010 and 2011 respectively	39,974					39,974	39,974
Reclassified from other comprehensive income into earnings, net of deferred tax of $32, $38 and $209 for the years ended Dec 31 2009, 2010 and 2011 respectively	(225)					(225)	(225)
Comprehensive income, net							128,842
Ending balance at Dec. 31, 2009	484,524	0	30	490,818	47,844	(54,168)
Ending balance, shares at Dec. 31, 2009		100	30,279,948
Dividends to shareholders	(22,407)				(22,407)
Dividend equivalent	(120)				(120)
Shares repurchased, shares			(3,652,579)
Shares repurchased	(35,487)		(3)	(35,484)
Shares issued in connection with vested share grants, shares			80,132
Shares issued in connection with vested share grants	(4)			(4)
Share-based compensation	3,720			3,720
Capital contribution from Babcock & Brown	4,509			4,509
Net income	52,667				52,667		52,667
Net change in the fair value of derivatives, net of deferred tax liability of $5,710, $1,840 and $470 for the years ended Dec 31 2009, 2010 and 2011 respectively	(12,885)					(12,885)	(12,885)
Reclassified from other comprehensive income into earnings, net of deferred tax of $32, $38 and $209 for the years ended Dec 31 2009, 2010 and 2011 respectively	387					387	387
Comprehensive income, net							40,169
Ending balance at Dec. 31, 2010	474,904	0	27	463,559	77,984	(66,666)
Ending balance, shares at Dec. 31, 2010		100	26,707,501
Dividends to shareholders	(20,738)				(20,738)
Dividend equivalent	(360)				(360)
Shares repurchased, shares			(1,102,106)
Shares repurchased	(13,142)		(1)	(13,141)
Shares issued in connection with vested share grants, shares			80,132
Share-based compensation	4,768			4,768
Net income	1,096				1,096		1,096
Net change in the fair value of derivatives, net of deferred tax liability of $5,710, $1,840 and $470 for the years ended Dec 31 2009, 2010 and 2011 respectively	(4,959)					(4,959)	(4,959)
Reclassified from other comprehensive income into earnings, net of deferred tax of $32, $38 and $209 for the years ended Dec 31 2009, 2010 and 2011 respectively	1,464					1,464	1,464
Comprehensive income, net							(2,399)
Ending balance at Dec. 31, 2011	$ 443,033	$ 0	$ 26	$ 455,186	$ 57,982	$ (70,161)
Ending balance, shares at Dec. 31, 2011		100	25,685,527